Cost of Revenues	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cost of Revenues
1 6 .	Cost of revenues

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue sharing fees and content costs	1,394,832	3,060,836	5,552,712
Bandwidth costs	411,027	652,758	800,827
Salaries and welfare	52,372	101,939	255,258
Payment handling costs	14,071	22,780	120,429
Depreciation and amortization	32,562	26,697	40,082
Share-based compensation	2,877	10,472	31,593
Other taxes and surcharges	8,283	14,747	22,694
Others	13,840	43,418	68,984

Total	1,929,864	3,933,647	6,892,579